TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION
15.	TAXATION
Cayman Islands
Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.
The PRC
The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.
The PRC EIT laws apply a general enterprise income tax rate of 25%
to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). In 2020, Ctrip Computer Technology, Ctrip Travel Information, and Ctrip Travel Network reapplied for their qualification as HNTE, which were approved by the relevant government authority. Thus, these subsidiaries are entitled to a preferential income tax rate of

15%
from 2020 to 2022 as long as they maintained their qualifications for HNTEs that are subject to verification by competent authorities and renewals every three years. In 2021, Qunar Software and Qunar Beijing have renewed their HNTE certificates and are continued with a preferential income tax rate of
15%
from 2021 to 2023. Beijing Hujinxinrong Technology Co., Ltd is also a HNTE entitled to a preferential income tax rate of 15% from 2019 to 2021 and has renewed its HNTE certificate in 2022 continually with a preferential income tax rate of

15%
from 2022 to 2024. In addition, Ctrip Business Travel Information Service (Shanghai) Co., Ltd. and Shanghai Xielv Information Technology Co., Ltd. were designated by relevant local authorities in Shanghai as HNTEs for the first time in 2021 and are entitled to a preferential income tax rate of

15
% till 2023.

In 2001, the PRC state taxation administration (“STA”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalog are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. On April 23, 2020, the Ministry of Finance, the STA, and the PRC National Development and Reform Commission (“NDRC”) jointly issued the Announcement on Renewing the Enterprise Income Tax Policy for Western Development, which reduced the revenue percentage requirement of the “encouraged” businesses to no less than 60% and would be applied from 2021 to 2030. Chengdu Ctrip, Chengdu Ctrip International, and Chengdu Information are entitled to enjoy a preferential tax rate of 15% until 2030, provided that their “encouraged” businesses account for no
less than required percentage pursuant to current policies.
Pursuant to the PRC EIT Law, all foreign invested enterprises in the PRC are obliged to perform withholding for the income tax when distributing their earnings generated after January 1, 2008 to the foreign investors. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no
deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.
Income/(loss) from domestic and foreign components before income tax expenses and equity in (loss)/income of affiliates (RMB in millions):

	2020	2021	2022
Domestic	4,230	2,615	3,501
Foreign	(5,455)	(3,086)	(866)

Total	(1,225)	(471)	2,635

The income/(loss) from foreign components mainly includes the gain/(loss) from the equity securities investments and measured at fair value, impairments for investments, share-based compensation charges, foreign exchange gain/(loss) and interest income/(loss) incurred in its overseas companies.
The income tax expenses from domestic components for the years ended December 31, 2020, 2021 and 2022 was RMB528 million, RMB373 million and RMB476 million, respectively. The income tax expenses/(benefit) from foreign components for the years ended December 31, 2020 and 2021 and 2022 was RMB(173) million, RMB(103) million and RMB206 million, respectively.
Composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2020	2021	2022
Current income tax expense	848	607	387
Deferred tax (benefit)/expense	(493)	(337)	295

Income tax expense	355	270	682

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2020	2021	2022
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	(38%)	(89%)	6%
— Change in fair value of equity securities investments and exchangeable senior notes	0%	(21%)	(22	% )
— Gain on deconsolidation of a subsidiary	15%	—	—
— Others	3%	1%	(2	% )
R&D expense super deduction	—	65%	(16	% )
Effect of tax holiday	27%	75%	(7	% )
Difference in tax rates of subsidiaries outside PRC	(37%)	(37%)	19%
Changes in valuation allowance	(24%)	(76%)	23%

Effective EIT rate	(29%)	(57%)	26%

The change in the Company’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates, the non-deductible
expenses and tax effects from investing activities.

The provisions for income taxes for the years ended December 31, 2020, 2021 and 2022 differ from the amounts computed by applying the EIT primarily due to tax holiday enjoyed by certain subsidiaries and the VIEs of the Company. The following table sets forth the effect of tax holiday on China operations:

	2020	2021	2022

	RMB (in millions, except per share data)
Tax holiday effect	370	359	183
Basic net income per ADS effect	0.62	0.57	0.28
Diluted net income per ADS effect	0.62	0.57	0.28
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside PRC and tax holiday are as follows:

		2020	2021	2022
Ctrip Computer Technology	15%	15.4%	31.9%	(2.7	% )
Ctrip Travel Information	15%	(0.7%)	(4.1%)	0.2%
Ctrip Travel Network	15%	14.1%	16.0%	(2.7	% )
Chengdu Information	15%	6.8%	7.3%	(0.8	% )
Beijing Hujinxinrong Technology Co., Ltd	15%	(2.0%)	14.3%	(2.2	% )
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands	0%-19%	(44.6%)	(38.8%)	19.6%
Qunar and subsidiaries	15%	(2.5%)	6.6%	(0.2	% )
Others	various	3.5%	4.8%	0.8%

Total		(10.0%)	38.0%	12.0%

Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2021	2022
Deferred tax assets
Accrued expenses	731	893
Loss carry forwards	1,393	1,646
Accrued liability for rewards programs	40	56
Accrued staff salary	98	42
Others	314	200
Less: Valuation allowance of deferred tax assets	(892)	(1,513)

	1,684	1,324
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,527)	(3,487)

Net deferred tax liabilities	(1,843)	(2,163)

Movement of valuation allowances were as follows (RMB in millions):

	2020	2021	2022
Balance at beginning of year	482	589	892
Changes in current year	107	303	621

Balance at end of year	589	892	1,513

As of December 31, 2021, and 2022, valuation allowance of RMB892 million and RMB1,513 million was mainly provided for net operating tax loss carry forwards related to certain subsidiaries based on the assessment that it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2022, the Company had net operating tax loss carry forwards amounted to RMB8.2 billion.
As of December 31, 2021 and 2022, the unrecognized tax benefit and accrual is nil.

Tax years subject to examination by major jurisdictions
In general, the PRC and the UK tax authorities have up to five years or four years to review a company’s tax filings, respectively. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2018 through 2022 and the Company’s UK subsidiaries for tax years 2019 through 2022 remain subject to the review by the relevant PRC tax authorities.